AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 33.8%
Industrial – 16.5%
Basic – 1.0%
Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	390	$386,953
Glencore Funding LLC 5.338%, 04/04/2027(a)		322	325,394
6.50%, 10/06/2033(a)		94	100,160
Nexa Resources SA 6.75%, 04/09/2034(a)		200	202,500
Smurfit Westrock Financing DAC 5.418%, 01/15/2035(a)		399	399,758

			1,414,765

Capital Goods – 2.1%
Boeing Co. (The) 3.25%, 02/01/2028		209	198,270
3.625%, 02/01/2031		66	60,267
5.15%, 05/01/2030		58	57,630
6.298%, 05/01/2029		90	93,568
6.528%, 05/01/2034		95	100,411
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		417	417,246
CNH Industrial Capital LLC 5.10%, 04/20/2029		266	267,101
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	541,690
Flowserve Corp. 2.80%, 01/15/2032		425	361,233
Regal Rexnord Corp. 6.05%, 02/15/2026		401	404,577
Waste Management, Inc. 4.50%, 03/15/2028		402	401,007

			2,903,000

Communications - Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		97	86,046
5.125%, 07/01/2049		198	156,273
Discovery Communications LLC 5.20%, 09/20/2047		178	140,830
5.30%, 05/15/2049		81	61,394
Paramount Global 7.875%, 07/30/2030		378	411,752
Prosus NV 3.061%, 07/13/2031(a)		361	301,662
3.257%, 01/19/2027(a)		219	209,557
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		207	200,424

			1,567,938

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035	U.S.$	109	$100,973

Consumer Cyclical - Automotive – 1.7%
Ford Motor Co. 3.25%, 02/12/2032		536	448,353
General Motors Financial Co., Inc. 5.75%, 02/08/2031		442	447,852
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		501	477,769
6.50%, 03/10/2028(a)		20	20,510
Hyundai Capital America 5.25%, 01/08/2027(a)		103	103,708
5.30%, 03/19/2027(a)		82	82,656
6.10%, 09/21/2028(a)		234	241,560
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		522	500,828

			2,323,236

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		104	104,984

Consumer Cyclical - Other – 0.7%
DR Horton, Inc. 5.00%, 10/15/2034		252	243,906
Marriott International, Inc./MD 4.90%, 04/15/2029		384	383,701
5.35%, 03/15/2035		24	23,664
MDC Holdings, Inc. 6.00%, 01/15/2043		346	342,045

			993,316

Consumer Non-Cyclical – 3.6%
Altria Group, Inc. 3.40%, 05/06/2030		750	689,295
BAT Capital Corp. 2.259%, 03/25/2028		864	797,748
Cargill, Inc. 5.125%, 10/11/2032(a)		248	246,939
General Mills, Inc. 4.70%, 01/30/2027		123	123,194
4.875%, 01/30/2030		273	272,102
Gilead Sciences, Inc. 5.10%, 06/15/2035		398	392,305
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		413	411,868
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		212	225,551
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	408,564

	Principal Amount (000)		U.S. $ Value

Philip Morris International, Inc. 5.375%, 02/15/2033	U.S.$	469	$470,243
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		349	373,147
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		417	409,786
Tyson Foods, Inc. 5.70%, 03/15/2034		143	143,974

			4,964,716

Energy – 3.1%
Columbia Pipelines Holding Co. LLC 5.097%, 10/01/2031(a)		132	129,462
Continental Resources, Inc./OK
2.875%, 04/01/2032(a)		550	453,392
5.75%, 01/15/2031(a)		237	236,877
Devon Energy Corp. 5.20%, 09/15/2034		421	399,382
Energy Transfer LP 5.60%, 09/01/2034		414	412,033
Occidental Petroleum Corp. 5.20%, 08/01/2029		128	127,380
5.375%, 01/01/2032		136	133,415
6.625%, 09/01/2030		138	144,559
ONEOK, Inc. 6.05%, 09/01/2033		183	188,175
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		414	414,517
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		412	385,043
Suncor Energy, Inc. 6.80%, 05/15/2038		291	310,247
Var Energi ASA 7.50%, 01/15/2028(a)		314	332,218
8.00%, 11/15/2032(a)		402	450,546
Williams Cos., Inc. (The) 4.80%, 11/15/2029		189	187,201

			4,304,447

Services – 0.4%
Mastercard, Inc. 4.55%, 01/15/2035		298	285,102
Moody’s Corp. 5.00%, 08/05/2034		214	209,669

			494,771

Technology – 1.8%
Apple, Inc. 4.10%, 08/08/2062		350	275,530
Broadcom, Inc. 4.15%, 02/15/2028		63	61,894
4.926%, 05/15/2037(a)		410	387,536
5.05%, 07/12/2027		157	158,283

	Principal Amount (000)		U.S. $ Value

Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	395	$381,096
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		171	169,603
Infor, Inc. 1.75%, 07/15/2025(a)		279	274,237
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	282,183
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	275,027
TSMC Arizona Corp. 3.875%, 04/22/2027		241	236,944

			2,502,333

Transportation - Airlines – 0.5%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		129	126,464
5.308%, 10/20/2031(a)		164	160,909
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		401	398,245

			685,618

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		142	141,022

Transportation - Services – 0.2%
Ryder System, Inc. 5.375%, 03/15/2029		347	351,851

			22,852,970

Financial Institutions – 15.0%
Banking – 12.0%
Ally Financial, Inc. 5.543%, 01/17/2031		39	38,865
6.992%, 06/13/2029		270	283,190
American Express Co. 5.098%, 02/16/2028		436	439,043
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	221,876
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		635	624,522
Banco Santander SA 4.175%, 03/24/2028		400	393,112
Bank of America Corp. 2.687%, 04/22/2032		207	179,279
2.972%, 02/04/2033		535	462,208
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		212	214,622
6.253%, 09/16/2026(a)		215	216,718
Barclays PLC 6.224%, 05/09/2034		232	239,262
BNP Paribas SA 5.497%, 05/20/2030(a)		436	439,026

	Principal Amount (000)		U.S. $ Value

BPCE SA 6.508%, 01/18/2035(a)	U.S.$	443	$447,829
CaixaBank SA 6.037%, 06/15/2035(a)		200	203,356
6.684%, 09/13/2027(a)		235	241,420
Capital One Financial Corp. 5.468%, 02/01/2029		118	119,340
6.377%, 06/08/2034		319	332,972
Citigroup, Inc. 4.542%, 09/19/2030		421	410,450
Series W 4.00%, 12/10/2025(b)		329	324,305
Credit Agricole SA 6.251%, 01/10/2035(a)		359	363,236
Danske Bank A/S 4.613%, 10/02/2030(a)		208	202,684
Deutsche Bank AG/New York NY 7.146%, 07/13/2027		298	307,032
Discover Bank 5.974%, 08/09/2028		250	253,880
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		500	429,385
2.65%, 10/21/2032		34	28,908
Series V 4.125%, 11/10/2026(b)		268	259,255
HSBC Holdings PLC 4.583%, 06/19/2029		224	220,002
7.39%, 11/03/2028		315	333,399
7.399%, 11/13/2034		277	303,395
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		219	239,610
JPMorgan Chase & Co. 2.963%, 01/25/2033		619	537,701
KBC Group NV 4.932%, 10/16/2030(a)		408	403,353
Lloyds Banking Group PLC 4.976%, 08/11/2033		304	293,533
5.462%, 01/05/2028		361	364,195
7.50%, 09/27/2025(b)		381	384,974
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		208	210,234
Morgan Stanley Series G 2.239%, 07/21/2032		287	239,645
Nationwide Building Society 2.972%, 02/16/2028(a)		398	381,921
NatWest Group PLC 3.032%, 11/28/2035		204	176,988
Santander Holdings USA, Inc. 6.174%, 01/09/2030		32	32,813
6.499%, 03/09/2029		28	28,930
Santander UK Group Holdings PLC 6.833%, 11/21/2026		607	615,613
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		207	209,159

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 2.797%, 01/19/2028(a)	U.S.$	537	$512,046
Standard Chartered PLC 3.971%, 03/30/2026(a)		268	267,435
6.059% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		400	374,056
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		263	266,364
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		201	199,501
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		145	142,232
UBS Group AG 3.875%, 06/02/2026(a) (b)		312	303,042
6.373%, 07/15/2026(a)		369	371,421
UniCredit SpA 1.982%, 06/03/2027(a)		205	196,857
2.569%, 09/22/2026(a)		391	384,607
Wells Fargo & Co. 3.35%, 03/02/2033		598	527,340
5.574%, 07/25/2029		98	99,782
Series BB 3.90%, 03/15/2026(b)		273	268,149

			16,564,072

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		469	456,665

Finance – 0.6%
Aircastle Ltd. 5.95%, 02/15/2029(a)		62	63,282
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	436,567
1.95%, 09/20/2026(a)		133	126,814
3.50%, 11/01/2027(a)		90	86,265
4.125%, 08/01/2025(a)		5	4,979
4.875%, 10/01/2025(a)		153	152,804

			870,711

Insurance – 1.4%
Athene Global Funding 1.985%, 08/19/2028(a)		142	127,336
2.55%, 11/19/2030(a)		34	29,247
2.717%, 01/07/2029(a)		53	48,256
5.583%, 01/09/2029(a)		20	20,210
5.62%, 05/08/2026(a)		250	252,455
MetLife Capital Trust IV 7.875%, 12/15/2067(a)		699	764,692
Principal Life Global Funding II 5.10%, 01/25/2029(a)		286	287,001

	Principal Amount (000)		U.S. $ Value

Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	$197,406
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	198,698

			1,925,301

REITs – 0.7%
American Tower Corp. 2.10%, 06/15/2030		147	126,205
5.20%, 02/15/2029		141	141,767
Crown Castle, Inc. 5.60%, 06/01/2029		100	102,069
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		310	265,720
4.00%, 01/15/2031		114	104,771
Trust Fibra Uno 5.25%, 01/30/2026(a)		252	252,176

			992,708

			20,809,457

Utility – 2.3%
Electric – 2.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		260	225,510
Alexander Funding Trust II 7.467%, 07/31/2028(a)		184	194,869
American Electric Power Co., Inc. 6.95%, 12/15/2054		153	156,003
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		32	31,277
5.05%, 03/01/2035		370	361,723
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		306	236,183
Electricite de France SA 9.125%, 03/15/2033(a) (b)		283	320,984
Enel Finance International NV 5.50%, 06/26/2034(a)		413	408,304
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	310,471
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		245	234,147
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		161	157,044
NRG Energy, Inc. 7.00%, 03/15/2033(a)		362	389,146
Pacific Gas & Electric Co. 5.55%, 05/15/2029		81	80,795
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		5	5,005
6.95%, 10/15/2033(a)		134	143,715

			3,255,176

Total Corporates - Investment Grade (cost $47,959,338)			46,917,603

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 19.4%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	330	$183,511
3.25%, 05/15/2042		517	420,705
3.375%, 08/15/2042		992	820,973
3.625%, 05/15/2053		481	390,825
3.875%, 02/15/2043		3,078	2,720,359
3.875%, 05/15/2043		213	187,398
4.00%, 11/15/2042		1,924	1,733,314
4.125%, 08/15/2053		119	105,836
4.375%, 08/15/2043		286	269,932
4.50%, 02/15/2044		270	257,743
4.625%, 05/15/2044		3,814	3,702,352
4.625%, 05/15/2054		1,664	1,611,872
4.75%, 11/15/2043		638	630,229
4.75%, 11/15/2053		497	490,477
U.S. Treasury Notes 4.125%, 03/31/2029		3,157	3,129,770
4.25%, 02/28/2029		4,021	4,006,121
4.375%, 11/30/2028		1,783	1,785,129
4.875%, 10/31/2028		4,438	4,520,621

Total Governments - Treasuries (cost $28,105,965)			26,967,167

MORTGAGE PASS-THROUGHS – 15.1%
Agency Fixed Rate 30-Year – 14.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		147	131,806
3.50%, 11/01/2049		199	178,879
Series 2022 2.00%, 03/01/2052		1,665	1,307,606
2.50%, 04/01/2052		2,001	1,651,280
3.00%, 03/01/2052		1,104	948,785
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		57	58,240
Series 2007 5.50%, 07/01/2035		9	8,711
Series 2016 4.00%, 02/01/2046		434	409,654
Series 2017 4.00%, 07/01/2044		289	272,735
Series 2018 4.50%, 03/01/2048		113	108,431
4.50%, 10/01/2048		276	265,299
4.50%, 11/01/2048		335	321,837
5.00%, 11/01/2048		146	144,319
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		16	16,431

	Principal Amount (000)		U.S. $ Value

5.50%, 07/01/2033	U.S.$	36	$36,776
Series 2004 5.50%, 04/01/2034		5	4,598
5.50%, 05/01/2034		11	11,096
5.50%, 11/01/2034		16	16,541
5.50%, 01/01/2035		156	159,737
Series 2005 5.50%, 02/01/2035		22	22,841
Series 2007 5.50%, 08/01/2037		108	110,473
Series 2010 4.00%, 12/01/2040		173	163,143
Series 2012 3.50%, 02/01/2042		114	104,767
3.50%, 11/01/2042		185	170,355
3.50%, 01/01/2043		206	189,098
Series 2013 3.50%, 04/01/2043		706	648,052
Series 2016 3.50%, 01/01/2047		321	289,303
Series 2018 4.50%, 09/01/2048		566	542,147
Series 2019 3.50%, 08/01/2049		446	400,765
3.50%, 11/01/2049		421	378,525
Series 2021 2.00%, 07/01/2051		1,783	1,392,861
2.00%, 12/01/2051		1,814	1,415,634
2.50%, 01/01/2052		561	462,860
Series 2022 2.50%, 03/01/2052		1,230	1,014,619
2.50%, 04/01/2052		1,220	1,004,879
2.50%, 05/01/2052		1,660	1,367,767
3.00%, 02/01/2052		1,463	1,258,101
3.00%, 03/01/2052		1,853	1,592,902
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		60	53,062
3.00%, 05/20/2046		145	127,937
Series 2023 5.50%, 04/20/2053		930	927,717

			19,690,569

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		71	66,990
2.50%, 11/01/2031		308	291,540
2.50%, 12/01/2031		414	391,185
2.50%, 01/01/2032		99	93,574
Series 2017 2.50%, 02/01/2032		475	449,769

			1,293,058

	Principal Amount (000)		U.S. $ Value

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.625% (SOFR + 2.00%), 01/01/2037(c)	U.S.$	7	$7,312

Total Mortgage Pass-Throughs (cost $23,437,045)			20,990,939

ASSET-BACKED SECURITIES – 7.3%
Autos - Fixed Rate – 4.3%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)		78	78,647
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		82	83,059
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		475	480,298
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		42	40,538
Series 2021-N4, Class D 2.30%, 09/11/2028		66	63,503
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		247	244,081
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		302	304,658
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		16	15,970
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		93	93,919
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		748	747,351
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	992,621
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	521,901
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		375	372,509
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		305	310,179
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		134	136,842

	Principal Amount (000)		U.S. $ Value

Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)	U.S.$	129	$129,811
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	526,741
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		129	130,257
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		35	35,309
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		228	230,068
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		141	141,918
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		98	98,795
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)		20	19,764
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)		201	203,952

			6,002,691

Other ABS - Fixed Rate – 2.8%
ACHV ABS Trust Series 2023-4CP, Class B 7.24%, 11/25/2030(a)		66	65,951
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		4	3,945
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	588,737
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		171	155,491
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	510,316
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	252,261
Series 2023-1, Class A2 5.99%, 03/15/2032(a)		248	250,173
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	517,030

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	207	$188,085
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		206	214,101
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		308	288,632
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1	838
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1	1,007
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	189,311
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)		169	170,956
Series 2024-2, Class A 6.319%, 08/15/2031(a)		101	102,038
Series 2024-3, Class A 6.258%, 10/15/2031(a)		169	170,138
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)		142	142,252

			3,811,262

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		251	253,850

Total Asset-Backed Securities (cost $10,235,490)			10,067,803

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
Non-Agency Fixed Rate CMBS – 2.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	904,313
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.125%, 08/10/2044(a)		252	151,057
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(d)		233	228,225
Series 2021-1, Class A2 2.435%, 08/15/2026(d)		719	705,653
Series 2021-1, Class AS 2.638%, 08/15/2026(d)		25	24,181

	Principal Amount (000)		U.S. $ Value

HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(d)	U.S.$	213	$212,050
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.964%, 05/15/2045		302	295,115
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	25,596
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.603%, 10/15/2049(e)		7,021	132,311
Series 2016-LC25, Class C 4.329%, 12/15/2059		545	496,572
Series 2016-NXS6, Class C 4.403%, 11/15/2049		600	562,412
WFRBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		127	125,051

			3,862,536

Non-Agency Floating Rate CMBS – 0.7%
BBCMS Mortgage Trust Series 2020-BID, Class A 6.561% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (c)		692	693,730
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.351% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		55	54,897
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.886% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		322	293,760

			1,042,387

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.117%, 07/16/2046(e)		140	1

Total Commercial Mortgage-Backed Securities (cost $5,244,738)			4,904,924

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Risk Share Floating Rate – 1.7%
Bellemeade Re Ltd. Series 2023-1, Class M1A 6.551% (CME Term SOFR + 2.20%), 10/25/2033(a) (c)		254	255,839

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.551% (CME Term SOFR + 1.20%), 01/25/2042(a) (c)	U.S.$	148	$148,584
Series 2023-R02, Class 1M1 6.651% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		167	171,044
Series 2023-R07, Class 2M1 6.299% (CME Term SOFR + 1.95%), 09/25/2043(a) (c)		291	292,807
Series 2024-R02, Class 1M1 5.451% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		120	120,301
Series 2024-R04, Class 1M1 5.451% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)		195	195,393
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.265% (CME Term SOFR + 4.91%), 05/25/2028(c)		96	97,946
Series 2024-DNA1, Class M1 5.701% (CME Term SOFR + 1.35%), 02/25/2044(a) (c)		261	261,464
Series 2024-HQA1, Class M1 5.601% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		271	271,822
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C04, Class 2M2 7.315% (CME Term SOFR + 2.96%), 11/25/2029(c)		146	149,885
Home RE Ltd. Series 2023-1, Class M1A 6.501% (CME Term SOFR + 2.15%), 10/25/2033(a) (c)		124	123,750
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 7.801% (CME Term SOFR + 3.46%), 02/25/2025(a) (c)		126	126,102
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.715% (CME Term SOFR + 5.36%), 11/25/2025(a) (c)		96	99,108
Series 2015-WF1, Class 2M2 9.965% (CME Term SOFR + 5.61%), 11/25/2025(a) (c)		22	22,879

			2,336,924

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		172	86,040
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		70	46,885

	Principal Amount (000)		U.S. $ Value

CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036	U.S.$	46	$19,635
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.867%, 07/25/2036		312	245,965
Structured Asset Sec Corp. Mort Pass Thr Cert Ser Series 2002-3, Class B3 6.50%, 03/25/2032		452	87,104

			485,629

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.805% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		401	123,263
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.925% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		53	42,775
Impac Secured Assets Corp. Series 2005-2, Class A2D 5.285% (CME Term SOFR 1 Month + 0.97%), 03/25/2036(c)		101	82,258
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.525% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		77	78,050
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 4.765% (CME Term SOFR 1 Month + 0.45%), 03/25/2037(c)		485	91,064

			417,410

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.005%, 05/28/2035		46	45,735

Total Collateralized Mortgage Obligations (cost $4,278,138)			3,285,698

INFLATION-LINKED SECURITIES – 1.8%
United States – 1.8%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $2,393,517)		2,614	2,446,080

EMERGING MARKETS - CORPORATE BONDS – 1.5%
Industrial – 1.3%
Basic – 0.7%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		438	407,472

	Principal Amount (000)		U.S. $ Value

Stillwater Mining Co. 4.00%, 11/16/2026(a)	U.S.$	446	$422,866
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		76	72,249

			902,587

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	318,862

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d) (f) (g) (h) (i)		655	66

Energy – 0.4%
Ecopetrol SA 8.625%, 01/19/2029		271	286,986
Oleoducto Central SA 4.00%, 07/14/2027(a)		217	205,998

			492,984

			1,714,499

Utility – 0.2%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		35	34,988

Other Utility – 0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)		260	254,098

			289,086

Total Emerging Markets - Corporate Bonds (cost $2,357,432)			2,003,585

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.2%
United States – 1.2%
State of California (State of California) Series 2010 7.625%, 03/01/2040		970	1,134,652
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		730	480,164

Total Local Governments - US Municipal Bonds (cost $2,039,147)			1,614,816

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 0.9%
Basic – 0.3%
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	364,018

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(a)	U.S.$	322	$279,264

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		106	106,741
6.125%, 04/01/2032(a)		61	61,521

			168,262

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054		11	10,879
7.00%, 03/10/2055		172	173,815

			184,694

Energy – 0.2%
Sunoco LP 7.00%, 05/01/2029(a)		66	68,268
7.25%, 05/01/2032(a)		92	95,995
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		68	64,832

			229,095

			1,225,333

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		218	218,532

Total Corporates - Non-Investment Grade (cost $1,493,095)			1,443,865

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)		340	344,930

Hungary – 0.3%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		387	390,750

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		295	277,167

Total Quasi-Sovereigns (cost $1,028,491)			1,012,847

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - FLOATING RATE – 0.4%
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.715% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (c) (cost $503,814)	U.S.$	504	$504,485

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $374,168)		375	298,995

EMERGING MARKETS - SOVEREIGNS – 0.2%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $217,000)		217	195,192

	Shares

SHORT-TERM INVESTMENTS – 11.2%
Investment Companies – 6.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(j) (k) (l) (cost $8,514,166)		8,514,166	8,514,166

	Principal Amount (000)

U.S. Treasury Bills – 5.1%
U.S. Treasury Bill Zero Coupon, 02/13/2025	U.S.$	3,504	3,500,258
Zero Coupon, 02/27/2025		3,629	3,618,930

Total U.S. Treasury Bills (cost $7,118,788)			7,119,188

Total Short-Term Investments (cost $15,632,954)			15,633,354

U.S. $ Value

Total Investments – 99.7% (cost $145,300,332)(m)	$138,287,353
Other assets less liabilities – 0.3%	468,448

Net Assets – 100.0%	$138,755,801

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	10	March 2025	$1,113,750	$(2,592)
U.S. T-Note 2 Yr (CBT) Futures	41	March 2025	8,430,625	(5,873)
U.S. T-Note 5 Yr (CBT) Futures	253	March 2025	26,916,828	(80,566)
U.S. Ultra Bond (CBT) Futures	64	March 2025	7,582,000	(413,789)

				$(502,820)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	1,403	USD	1,473	02/27/2025	$16,381
Bank of America NA	USD	1,462	EUR	1,403	02/27/2025	(5,204)
UBS	EUR	1,478	USD	1,543	02/27/2025	8,605
UBS	USD	1,526	EUR	1,478	02/27/2025	8,756

						$28,538

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	2.99%	USD	1,429	$(126,000)	$(97,321)	$(28,679)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $39,134,449 or 28.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.84% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	$222,479	$228,225	0.16%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	726,428	705,653	0.51%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	25,217	24,181	0.02%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	224,544	212,050	0.15%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/24/2014-01/27/2014	363,375	66	0.00%

(e)	IO - Interest Only.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Non-income producing security.
(h)	Defaulted matured security.
(i)	Fair valued by the Adviser.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $836,769 and gross unrealized depreciation of investments was $(8,352,709), resulting in net unrealized depreciation of $(7,515,940).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Total Return Bond Portfolio

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$46,917,603	$—	$46,917,603
Governments - Treasuries	—	26,967,167	—	26,967,167
Mortgage Pass-Throughs	—	20,990,939	—	20,990,939
Asset-Backed Securities	—	10,067,803	—	10,067,803
Commercial Mortgage-Backed Securities	—	4,904,924	—	4,904,924
Collateralized Mortgage Obligations	—	3,285,698	—	3,285,698
Inflation-Linked Securities	—	2,446,080	—	2,446,080
Emerging Markets - Corporate Bonds	—	2,003,519	66	2,003,585
Local Governments - US Municipal Bonds	—	1,614,816	—	1,614,816
Corporates - Non-Investment Grade	—	1,443,865	—	1,443,865
Quasi-Sovereigns	—	1,012,847	—	1,012,847
Collateralized Loan Obligations	—	504,485	—	504,485
Governments - Sovereign Bonds	—	298,995	—	298,995
Emerging Markets - Sovereigns	—	195,192	—	195,192
Short-Term Investments:
Investment Companies	8,514,166	—	—	8,514,166
U.S. Treasury Bills	—	7,119,188	—	7,119,188

Total Investments in Securities	8,514,166	129,773,121	66	138,287,353
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	33,742	—	33,742
Liabilities:
Futures	(502,820)	—	—	(502,820)
Forward Currency Exchange Contracts	—	(5,204)	—	(5,204)
Centrally Cleared Credit Default Swaps	—	(126,000)	—	(126,000)

Total	$8,011,346	$129,675,659	$66	$137,687,071

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,757	$17,085	$21,328	$8,514	$49